UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08006

DWS Investments Trust (formerly Scudder MG Investments Trust)

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

DWS Micro Cap Fund

(formerly Scudder Micro Cap Fund)

	Shares	Value ($)

Common Stocks 99.2%
Consumer Discretionary 23.1%
Distributors 2.9%
MWI Veterinary Supply, Inc.*	110,300	2,846,843
Hotels Restaurants & Leisure 10.1%
Buffalo Wild Wings, Inc.* (a)	86,600	2,875,985
McCormick & Schmick's Seafood Restaurants, Inc.*	87,000	1,967,070
Red Robin Gourmet Burgers, Inc.* (a)	72,100	3,674,216
Ruth's Chris Steak House, Inc.*	88,500	1,601,850

		10,119,121
Internet & Catalog Retail 2.1%
Stamps.com, Inc.*	92,100	2,114,616
Leisure Equipment & Products 2.0%
MarineMax, Inc.*	61,900	1,954,183
Specialty Retail 3.9%
Allion Healthcare, Inc.* (a)	123,600	1,439,940
Zumiez, Inc.*	56,500	2,441,930

		3,881,870
Textiles, Apparel & Luxury Goods 2.1%
Movado Group, Inc.	115,800	2,119,140
Consumer Staples 4.8%
Beverages 2.4%
Green Mountain Coffee Roasters, Inc.*	57,700	2,342,620
Food & Staples Retailing 2.4%
Wild Oats Markets, Inc.* (a)	201,000	2,428,080
Energy 8.1%
Energy Equipment & Services 2.1%
Superior Well Services, Inc.*	87,300	2,074,248
Oil, Gas & Consumable Fuels 6.0%
Brigham Exploration Co.*	148,200	1,757,652
Carrizo Oil & Gas, Inc.*	115,400	2,851,534
Pioneer Drilling Co.*	76,700	1,375,231

		5,984,417
Financials 11.4%
Banks 8.5%
Fidelity Bankshares, Inc.	55,050	1,800,135
Nexity Financial Corp.*	113,000	1,514,200
PrivateBancorp, Inc. (a)	46,200	1,643,334
Texas Capital Bancshares, Inc.*	64,300	1,440,963
Virginia Commerce Bancorp, Inc.*	71,400	2,077,026

		8,475,658
Consumer Finance 1.5%
Heartland Payment Systems, Inc.*	67,100	1,453,386

Insurance 1.4%
CRM Holdings Ltd.*	109,400	1,423,294
Health Care 20.1%
Biotechnology 2.2%
Digene Corp.*	74,700	2,178,999
Health Care Equipment & Supplies 2.8%
Schick Technologies, Inc.*	36,300	1,196,412
SonoSite, Inc.* (a)	45,700	1,599,957

		2,796,369
Health Care Providers & Services 13.2%
Air Methods Corp.*	133,600	2,311,280
Amedisys, Inc.* (a)	71,200	3,007,488
HealthExtras, Inc.*	97,900	2,457,290
Matria Healthcare, Inc.*	74,550	2,889,558
Symbion, Inc.*	109,000	2,507,000

		13,172,616
Pharmaceuticals 1.9%
Encysive Pharmaceuticals, Inc.*	96,200	759,018
Keryx Biopharmaceuticals, Inc.*	78,300	1,146,312

		1,905,330
Industrials 9.0%
Aerospace & Defense 1.3%
EDO Corp.	49,700	1,344,882
Commercial Services & Supplies 2.1%
Providence Service Corp.*	74,600	2,147,734
Electrical Equipment 2.3%
General Cable Corp.*	117,400	2,312,780
Road & Rail 3.3%
Celadon Group, Inc.*	46,400	1,336,320
Marten Transport Ltd.*	106,575	1,941,797

		3,278,117
Information Technology 22.1%
Communications Equipment 3.5%
EFJ, Inc.*	189,400	1,922,410
Essex Corp.*	90,700	1,546,435

		3,468,845
Electronic Equipment & Instruments 2.9%
Badger Meter, Inc.	24,400	957,456
FARO Technologies, Inc.* (a)	97,500	1,950,000

		2,907,456
Internet Software & Services 0.8%
Website Pros, Inc.*	98,700	859,677
IT Consulting & Services 4.9%
Jupitermedia Corp.*	128,400	1,897,752
NCI, Inc. "A"*	80,500	1,105,265
RightNow Technologies, Inc.* (a)	101,300	1,869,998

		4,873,015
Semiconductors & Semiconductor Equipment 4.4%
Advanced Analogic Technologies, Inc.*	132,600	1,836,510

Power Integrations, Inc.*	106,400	2,533,384

		4,369,894
Software 5.6%
Blackboard, Inc.* (a)	34,800	1,008,504
Mentor Graphics Corp.*	233,100	2,410,254
Witness Systems, Inc.*	109,700	2,157,799

		5,576,557
Telecommunication Services 0.6%
Wireless Telecommunication Services
WiderThan Co., Ltd. (ADR)*	38,800	587,820

Total Common Stocks (Cost $82,747,406)		98,997,567
Securities Lending Collateral 16.1%
Daily Assets Fund Institutional, 4.28% (b) (c) (Cost $16,084,410)	16,084,410	16,084,410
Cash Equivalents 1.6%
Cash Management QP Trust, 4.26% (d) (Cost $1,619,884)	1,619,884	1,619,884
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 100,451,700)	116.9	116,701,861
Other Assets and Liabilities, Net	(16.9)	(16,882,048)

Net Assets	100.0	99,819,813

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2005 amounted to $15,690,636 which is 15.7% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Micro Cap Fund, a series of DWS Investments Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Micro Cap Fund, a series of DWS Investments Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006